Annual Total Returns [BarChart] - iShares New York Muni Bond ETF - iShares New York Muni Bond ETF	Jun. 29, 2021
Bar Chart Table:
Annual Return 2011	10.29%
Annual Return 2012	6.46%
Annual Return 2013	(2.62%)
Annual Return 2014	8.63%
Annual Return 2015	3.23%
Annual Return 2016	0.13%
Annual Return 2017	4.37%
Annual Return 2018	0.57%
Annual Return 2019	6.74%
Annual Return 2020	4.18%	[1]

[1]	The Fund’s year-to-date return as of March 31, 2021 was -0.50%.